Consolidated Statement of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Previously Reported [Member] Gameface Ltd [Member]	Common Stock [Member] Previously Reported [Member] Play Sight Interactive Ltd [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Previously Reported [Member] Gameface Ltd [Member]	Additional Paid-in Capital [Member] Previously Reported [Member] Play Sight Interactive Ltd [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member] Gameface Ltd [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member] Play Sight Interactive Ltd [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Previously Reported [Member] Gameface Ltd [Member]	Retained Earnings [Member] Previously Reported [Member] Play Sight Interactive Ltd [Member]	Total	Previously Reported [Member]	Previously Reported [Member] Gameface Ltd [Member]	Previously Reported [Member] Play Sight Interactive Ltd [Member]
Balance - May 1, 2022 at Apr. 30, 2021		$ 2,764				$ 10,389,935				$ (20,170)				$ (28,823,273)				$ (18,450,744)
Balance, shares at Apr. 30, 2021		69,108
Stock issued for:
Conversion of shares issuable (liability)		$ 692				6,229												6,921
Conversion of shares issuable (liability), shares		17,304
Acquisition		$ 54				3,549,946	$ 9,700,000	$ 39,950,000										3,550,000	$ 9,700,000	$ 39,950,000
Acquisitions, shares		1,350
Services		$ 21				2,003,362												2,003,383
Services, shares		518
Fractional share issuance		$ 495				2,255												2,750
Fractional share issuance, shares		12,375
Share-based compensation		$ 5				32,473,597												32,473,602
Change in comprehensive income (loss)										75,132							$ 75,132	75,132
Net loss for the period														(51,773,652)			(51,773,652)	(51,773,652)
Conversion of notes payable - related parties		$ 164				6,219,838												6,220,002
Conversion of notes payable - related parties, shares		4,093
Share-based compensation, shares		126
Elimination of related party derivative liability						8,754,538												8,754,538
Balance - April 30, 2023 at Apr. 30, 2022	$ 105	$ 4,195			$ 113,053,790	113,049,700			$ 54,962	54,962			$ (80,596,925)	(80,596,925)			32,511,932	32,511,932
Balance, shares at Apr. 30, 2022	104,871	104,872
Stock issued for:
Conversion of shares issuable (liability)	$ 110				14,046,190												14,046,300
Conversion of shares issuable (liability), shares	109,737
Acquisition	$ 15				915,530												915,545
Acquisitions, shares	14,960
Services	$ 1				35,249												35,250
Services, shares	625
Cash	$ 26				4,194,974												4,195,000
Cash, shares	26,219
Fractional share issuance
Fractional share issuance, shares	38
Share-based compensation					277,625												277,625
Change in comprehensive income (loss)									58,139								58,139
Net loss for the period													(4,266,431)				(4,266,431)
Balance - April 30, 2023 at Jul. 31, 2022	$ 257				132,523,358				113,101				(84,863,356)				47,773,360
Balance, shares at Jul. 31, 2022	256,450
Balance - May 1, 2022 at Apr. 30, 2022	$ 105	$ 4,195			113,053,790	113,049,700			54,962	54,962			(80,596,925)	(80,596,925)			$ 32,511,932	32,511,932
Balance, shares at Apr. 30, 2022	104,871	104,872
Stock issued for:
Acquisition		$ 2,829				912,716												915,545
Acquisitions, shares		70,727
Services		$ 31				37,055												37,086
Services, shares		775
Cash		$ 2,068				4,192,932												4,195,000
Cash, shares		51,682															151,579
Fractional share issuance		$ 2				(2)
Fractional share issuance, shares		39
Share-based compensation						746,511												746,511
Change in comprehensive income (loss)										87,550							$ 87,550	87,550
Net loss for the period														(71,153,685)			(71,153,685)	(71,153,685)
Cashless exercise of warrants		$ 30				(30)
Cashless exercise of warrants, shares		750
Conversion of notes payable		$ 4,389				14,041,911												14,046,300
Conversion of notes payable, shares		109,737
Balance - April 30, 2023 at Apr. 30, 2023	$ 339	$ 13,544			132,993,998	$ 132,980,793			142,512	$ 142,512			(151,750,610)	$ (151,750,610)			(18,613,761)	$ (18,613,761)
Balance, shares at Apr. 30, 2023	338,579	338,579
Stock issued for:
Acquisition	$ 1				(1)
Acquisitions, shares	1,350
Services
Services, shares	188
Cash																	188
Share-based compensation
Change in comprehensive income (loss)									(27,020)								(27,020)
Net loss for the period													(846,765)				(846,765)
Accounts payable	$ 67				559,913												559,980
Accounts payable, shares	67,500
Cashless exercise of warrants	$ 27				(27)
Cashless exercise of warrants, shares	27,000
Satisfaction of profit guarantee on note payable	$ 94				558,200												558,294
Satisfaction of profit guarantee on note payable, shares	93,680
Balance - April 30, 2023 at Jul. 31, 2023	$ 528				$ 134,112,083				$ 115,492				$ (152,597,375)				$ (18,369,272)
Balance, shares at Jul. 31, 2023	528,297